BALANCE SHEET	Mar. 08, 2021 USD ($)
Current Assets:
Cash	$ 3,204,632
Prepaid expenses	1,010,284
Total current assets	4,214,916
Cash held in trust account	400,000,000
Total Assets	404,214,916
Current liabilities:
Accrued offering costs and expenses	1,475,589
Due to affiliates	128,629
Total current liabilities	1,604,218
Deferred Underwriters' Discount	14,000,000
Warrant liability	32,333,617
Total liabilities	47,937,835
Commitments
Class A common stock subject to possible redemption, $0.0001 par value; 450,000,000 shares authorized; 40,000,000 shares issued and outstanding - at redemption value	400,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid in capital
Accumulated deficit	(43,724,069)
Total Stockholders' Deficit	(43,722,919)
Total Liabilities and Stockholders' Deficit	404,214,916
Class B Common Stock [Member]
Stockholders' Deficit:
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 11,500,000 shares issued and outstanding (1)	$ 1,150	[1]

[1]	This number includes up to 1,500,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (See Note 5).